BASIC AND DILUTED NET LOSS PER SHARE (Summary of Reconciliation of Basic Weighted Average Number of Shares) (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Shares used in computing net loss per ordinary shares, basic and diluted	57,004,154	54,425,056	50,504,698
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	4,720,600	4,621,780	7,447,519
Restricted share units	2,225,516	2,078,427	2,125,440
Convertible Notes	3,969,514	4,530,284	3,104,251
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share	10,915,630	11,230,491	12,677,210